UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

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                                   FORM 13F

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                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
       This Amendment (Check only one):  [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gems Management Limited.
Address: Centreville House, Suite 2B, 2nd Terrace West
         PO BOx CB 12809
	 Nassau, Bahamas

Form 13F File Number: 028-15152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cedric Lancelot Carroll
Title: Managing Director
Phone: (242) 326-1904

Signature, Place, and Date of Signing:

 Cedric Lancelot Carroll        Nassau, Bahamas            9 May 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  43
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Form 13F Information Table Value Total:  $71,358
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                                          (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

			     Form 13F Information Table
                             For the quarter ended March 31, 2013

                               TITLE OF                  VALUE    SH OR PRN  SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP     (X$1000)   AMOUNT   PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED NONE
ADOBE SYS INC                 COM              00724F101    1,207  27,731   SH             SOLE              27,731
AMERICAN CAPITAL AGENCY CORP  COM              02503X105   18,029 550,000   SH             SOLE             550,000
APPLE INC                     COM              037833100      841   1,900   SH             SOLE               1,900
CITIGROUP INC                 COM NEW          172967424      474  10,725   SH             SOLE              10,725
CREDIT SUISSE NASSAU BRH      INVRS VIX STERM  22542D795    9,873 423,570   SH             SOLE             423,570
DELL INC                      COM              24702R101    1,170  81,681   SH             SOLE              81,681
HEWLETT PACKARD CO            COM              428236103    1,196  50,170   SH             SOLE              50,170
ISHARES INC                   HIGH YLD CORP    464288513    1,068  11,320   SH             SOLE              11,320
ISHARES INC                   MSCI JAPAN       464286848    1,035  95,794   SH             SOLE              95,794
ISHARES INC                   MSCI MEXICO CAP  464286822    1,399  18,757   SH             SOLE              18,757
ISHARES INC                   MSCI TURKEY FD   464286715    1,409  19,799   SH             SOLE              19,799
ISHARES INC                   NASDQ BIO INDX   464287556      457   2,860   SH             SOLE               2,860
ISHARES INC                   RUSSELL 2000     464287655      453   4,785   SH             SOLE               4,785
ISHARES TR                    DJ HOME CONSTN   464288752    2,017  84,440   SH             SOLE              84,440
ISHARES TR                    PHILL INVSTMRK   46429B408    1,424  34,604   SH             SOLE              34,604
ISHARES TR                    RUSSELL MCP VL   464287473      453   7,944   SH             SOLE               7,944
ISHARES TR                    TRANSP AVE IDX   464287192      524   4,711   SH             SOLE               4,711
JPMORGAN CHASE & CO           ALERIAN ML ETN   46625H365      655  14,408   SH             SOLE              14,408
LEGG MASON INC                COM              524901105      528  16,425   SH             SOLE              16,425
MARKET VECTORS ETF TR         PHARMACEUTICAL   57060U217      455  10,108   SH             SOLE              10,108
MICRON TECHNOLOGY INC         COM              595112103    1,185 118,776   SH             SOLE             118,776
MOTOROLA SOLUTIONS INC        COM NEW          620076307    1,192  18,612   SH             SOLE              18,612
NETFLIX INC                   COM              64110L106    1,168   6,169   SH             SOLE               6,169
PIMCO ETF TR                  0-5 HIGH YIELD   72201R783    1,771  16,940   SH             SOLE              16,940
PLANTRONICS INC NEW           COM              727493108    1,201  27,170   SH             SOLE              27,170
PROSHARES TR                  PSHS ULT S&P 500 74347R107    1,457  19,967   SH             SOLE              19,967
PROSHARES TR                  PSHS ULTRA DOW30 74347R305      951  10,822   SH             SOLE              10,822
PROSHARES TR                  PSHS ULTRA O&G   74347R719      388   6,971   SH             SOLE               6,971
PROSHARES TR                  PSHS ULTRUSS2000 74347R842      869  15,191   SH             SOLE              15,191
PROSHARES TR                  ULT R/EST NEW    74347X625      488   6,040   SH             SOLE               6,040
PROSHARES TR                  ULTRA FNCLS NEW  74347X633      454   5,375   SH             SOLE               5,375
SELECT SECTOR SPDR TR         SBI CONS STPLS   81369Y308      461  11,580   SH             SOLE              11,580
SELECT SECTOR SPDR TR         SBI HEALTHCARE   81369Y209      456   9,907   SH             SOLE               9,907
SELECT SECTOR SPDR TR         SBI INT-UTILS    81369Y886      463  11,841   SH             SOLE              11,841
SILVER BAY RLTY TR CORP       COM              82735Q102      534  25,800   SH             SOLE              25,800
SONY CORP                     ADR NEW          835699307    1,167  67,063   SH             SOLE              67,063
SPDR SERIES TRUST             BRC HGH YLD BD   78464A417    1,070  26,039   SH             SOLE              26,039
SPDR SERIES TRUST             S&P HOMEBUILD    78464A888    3,516 116,966   SH             SOLE             116,966
SPDR SERIES TRUST             S&P REGL BKG     78464A698      450  14,168   SH             SOLE              14,168
SYMANTEC CORP                 COM              871503108    1,190  48,227   SH             SOLE              48,227
UNITED STATES NATL GAS FUND   UNIT PAR $0.001  912318201      844  38,572   SH             SOLE              38,572
WISDOMTREE TRUST              JAPN HEDGE EQT   97717W851    4,236  98,079   SH             SOLE              98,079
YAHOO INC                     COM              984332106    1,180  50,149   SH             SOLE              50,149